Intangible Assets & Goodwill (Details) - DKK (kr) kr in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Intangible Assets
Intangible assets	kr 12,011		kr 101
Estimated useful life of intangibles	15 years
Amortization expense	kr 26	kr 27
Goodwill	2,518
ProfoundBio
Intangible Assets
Additions through acquisition	1,261
Goodwill	2,518		0
Gross
Intangible Assets
Intangible assets	12,901		901
Accumulated Amortization
Intangible Assets
Intangible assets	(826)		(800)
Accumulated impairment
Intangible Assets
Intangible assets	(64)
IPR&D
Intangible Assets
Additions through acquisition	10,728
Amortizable Intangible Assets
Intangible Assets
Intangible assets	1,283
Amortizable Intangible Assets | Gross
Intangible Assets
Intangible assets	2,173
Amortizable Intangible Assets | Accumulated Amortization
Intangible Assets
Intangible assets	(826)
Amortizable Intangible Assets | Accumulated impairment
Intangible Assets
Intangible assets	(64)
Non-amortized Intangible Assets | IPR&D
Intangible Assets
Intangible assets	10,728
Non-amortized Intangible Assets | IPR&D | Gross
Intangible Assets
Intangible assets	10,728
Licenses & Patents | Amortizable Intangible Assets
Intangible Assets
Intangible assets	31		101
Licenses & Patents | Amortizable Intangible Assets | Gross
Intangible Assets
Intangible assets	912		901
Licenses & Patents | Amortizable Intangible Assets | Accumulated Amortization
Intangible Assets
Intangible assets	(817)		kr (800)
Licenses & Patents | Amortizable Intangible Assets | Accumulated impairment
Intangible Assets
Intangible assets	(64)
Technology platform intangible asset | Amortizable Intangible Assets
Intangible Assets
Intangible assets	1,252
Technology platform intangible asset | Amortizable Intangible Assets | Gross
Intangible Assets
Intangible assets	1,261
Technology platform intangible asset | Amortizable Intangible Assets | Accumulated Amortization
Intangible Assets
Intangible assets	kr (9)